Shareholder Fees {- Fidelity Managed Retirement 2030 Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 | Fidelity Managed Retirement 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none